8. Movements from Financial Assets at Fair Value Through Other Comprehensive Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movements From Financial Assets At Fair Value Through Other Comprehensive Income
Gains for the year	$ 64,178	$ 450,989	$ 993,675
Reclassification adjustments to income	(410,806)	(1,219,384)	(405,096)
Financial Assets at Fair Value through Other Comprehensive Income	$ (346,628)	$ (768,395)	$ 588,579